Share Capital - Summary of Stock Option Transactions and the Number of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Stock Options Outstanding, Beginning Balance	49,638,890	43,436,494
Number of Stock Options, Granted	10,849,062	9,744,729
Number of Stock Options, Exercised	(8,608,816)	(3,247,332)
Number of Stock Options, Expired		(65,000)
Number of Stock Options, Forfeited	(313,334)	(230,001)
Number of Stock Options Outstanding, Ending Balance	51,565,802	49,638,890
Number of Stock Options Outstanding, Number of options exercisable	41,268,569
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 4.07	$ 3.69
Weighted Average Exercise Price, Granted	8.15	5.47
Weighted Average Exercise Price, Exercised	3.06	3.08
Weighted Average Exercise Price, Expired		5.52
Weighted Average Exercise Price, Forfeited	5.51	5.33
Weighted Average Exercise Price Outstanding, Ending Balance	5.08	$ 4.07
Weighted Average Exercise Price Outstanding, Number of options exercisable	$ 4.52